To the Stockholders:


         Enclosed is our semi-annual report for the period ended March 31, 2000. Net asset value per share ended at $9.37, down from $10.08 per share at September 30, 1999, mostly offset by dividends totaling $.615 during the period.

         The successive raising of interest rates by the Federal Reserve had a naturally on and off depressing effect on bond prices, adding to a perception that a resulting economic slowdown is coming. Meanwhile, we are seeing very good corporate earnings and price increases, such as in the paper and chemical sections, not to mention petroleum which has been seen by all at the gas pump. This has the effect of boosting the security behind the bonds we hold in these sectors.

         As a holder of a few foreign sovereign obligations, we have noticed agitation for the international debt forgiveness in some areas. One is reminded of the rather tough but true comment of President Coolidge in 1925, to the effect that "... they hired the money, didn't they?" in response to a question on foreign debt forgiveness. Those in a fiduciary position e.g., bank directors and insurance and other corporate officials, inter alia, cannot accede to a giveaway of shareholder assets. Governments can, by vote of elected officials, give taxpayer money away, as can charitable organizations by way of grants.

         As reported in our Annual Report, we have oriented the Fund's investments toward "hard" assets, eschewing companies that are losing money and dependent on stock and bond sales to finance their future business plans. As was said years ago, "there's no there there" in many cases.

         For certain sectors of the stock market, the current security prices in relation to earnings have no historical analogy. In some cases growth projections and multiples imply ultimate values exceeding our future gross national product. Other sectors, ignored by investors, sell at more traditional valuations. 1999 saw the shares of about one half of New York Stock Exchange listed companies decline in price during the year.

         With average dividends at 2.3% of the Value Line Index at March 31, our yield of over five times this should, in our opinion, ultimately result in better value for our holdings.

         Moreover, the Dow Jones Industrial Average, one measure of market performance, crossed the 10,000 mark just over a year ago. As this is written, this average is now just over 4% higher than this. With our dividend rate well in excess of this, and if other market sectors similarly perform (or worse), our dividend yield could be seen as even more attractive.

                             Respectfully submitted,

                             Ernest E. Monrad
                             Chairman

May 5, 2000

Historical Information
(unaudited)

                  Distribution Per Share

                  At End of Fiscal Year                                          During Fiscal Year         Average
------------------------------------------------------------------------------------------------------------------------
Fiscal

Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22          $0.00       $9.86
1951                 113            51,070        11.09         566,238             0.6          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886        16.3
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76           1.245       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320            0.8          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024            0.8          0.4345       17.45
1963                2,142          676,976         17.8        12,046,866           0.8          0.4134        17.7
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642        18.8
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561           0.9          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423        15.3        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035            0         14.57
1971                5,574         3,174,649       15.23        48,329,677           1.1             0         15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15             0         15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14             0         15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16             0         13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21             0          13.1
1976               10,023         8,067,930       14.57       117,514,100          1.25             0         14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28             0         14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28             0         14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285            0         13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34             0         11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395            0         10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41             0         10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44             0         11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46             0         10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46             0         11.77
1986               14,431         23,037,102       13.6       313,197,229          1.46             0         13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46             0         13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94             0         12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54             0         11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43             0          9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34             0          8.36
1992               15,918         47,684,814       9.5        452,773,909          1.15             0          9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02             0          9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99             0         10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96             0         10.01
1996               24,631        110,229,375       10.9      1,200,483,907         0.99             0         10.46
1997               34,213        175,955,357      11.79      2,074,181,767           1              0         11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96             0         11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000(b)            30,378        169,280,346       9.37      1,586,151,288         0.615            0          9.68

------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950,  date of  organization  of the  Trust.  The shares  were initially sold on March 1,1950 at a net asset value of $10.00 per share.

(b) Six months ended March 31, 2000

Average Annual Total Return
(unaudited)

One year ended March 31, 2000                           -0.87%
Five years ended March 31, 2000                          8.85%
Ten years ended March 31, 2000                          11.35%

SEC YIELD(unaudited)

Yield calculated as of March 31, 2000 (unaudited):      12.84%
------------------------------------------------------------------------------------------------------------------------

Summary of Net Assets
March 31, 2000 (unaudited)


                                                                                                     % of

                                                                     Market Value                 Net Assets
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds

        Apparel                                                       $21,707,020                    1.37%
        Broadcast                                                      2,010,000                     0.13%
        Building & Construction                                        7,518,855                     0.47%
        Chemicals                                                     144,357,250                    9.10%
        Clothing                                                       9,200,000                     0.58%
        Conglomerate                                                   30,463,198                    1.92%
        Electronics                                                    7,125,000                     0.45%
        Energy/Natural Resources                                      181,701,796                    11.46%
        Financial Services                                             42,160,000                    2.66%
        Food & Beverage                                                97,409,088                    6.14%
        Food Processing                                                35,907,931                    2.26%
        Food Service                                                   8,600,000                     0.54%
        Gaming                                                        176,440,100                    11.12%
        Grocery Stores                                                 75,782,449                    4.78%
        Health Care Supplies                                           2,425,000                     0.15%
        Manufacturing/Service Industry                                 20,502,500                    1.29%
        Metals & Mining                                               114,711,024                    7.23%
        Miscellaneous Manufacturing                                    26,295,325                    1.66%
        Office Equipment                                               19,448,100                    1.23%
        Oil/Gas Exploration                                            14,355,000                    0.91%
        Paper/Forest Products                                         145,150,430                    9.15%
        Products and Manufacturing                                     28,861,720                    1.82%
        Publishing & Printing                                          2,600,500                     0.16%
        Real Estate                                                    46,282,491                    2.92%
        Recreation                                                     27,712,500                    1.75%
        Retail                                                         12,787,500                    0.81%
        Retail Food Chains                                             74,072,699                    4.67%
        Transportation                                                 16,745,000                    1.06%
        Miscellaneous                                                  15,739,780                    0.99%
                                                                   -------------------            -------------
        Total Corporate Bonds                                        $1,408,072,256                  88.78%
        Total Foreign Bonds                                           111,029,035                    7.00%
        Total Common Stocks                                           145,670,171                    9.18%
        Total Preferred Stocks                                         18,704,270                    1.18%
        Total Warrants                                                 4,963,125                     0.31%
                                                                   -------------------            -------------
        Total Investments                                            1,688,438,857                  106.45%
        Cash & Receivables                                             64,940,493                    4.09%
                                                                   -------------------            -------------
        Total Assets                                                 1,753,379,350                  110.54%
        Less Liabilities                                             (167,228,062)                  -10.54%
                                                                   ===================            =============
        Net Assets                                                   1,586,151,288                  100.00%


Schedule of Investments
March 31, 2000(unaudited)

Corporate Bonds                                                                                                Market Value
Name of Issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Apparel --1.37%
----------------------------------------------------------------------------------------------------------------------------
        Polymer Group Senior. Sub.Notes, 9%, 7/01/07 (a)                                    $5,100,000           $4,488,000
        Polymer Group Senior. Sub. Notes, 8.75%, 3/01/08 (a)                                18,922,000           17,219,020
                                                                                                       ---------------------
                                                                                                                 21,707,020

Broadcast -- .13%
----------------------------------------------------------------------------------------------------------------------------
        Young Broadcasting Corp., 11.75%, 11/15/04                                           2,000,000            2,010,000

Building & Construction -- .47%
----------------------------------------------------------------------------------------------------------------------------
        Aluma Enterprises, Inc., 7.50%, 12/31/01                                             2,983,146            2,550,590
        Henry Company Senior Notes, 10%, 4/15/08                                             2,500,000            1,750,000
        Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04                                      2,950,000            2,802,500
        Nualt Enterprises, Inc., 12%,12/31/04                                                6,940,922              415,765
                                                                                                       ---------------------
                                                                                                                  7,518,855

Chemicals-- 9.10%
----------------------------------------------------------------------------------------------------------------------------
        General Chemical Ind Senior Senior Sub Notes, 10.625%,5/01/09                        3,000,000            2,835,000
        Huntsman Corp. Sen. Sub. Floating Rate Notes, 7/01/07 (a)                           39,500,000           35,550,000
        Huntsman Packaging Corp. Sen. Sub. Notes, 9.125%, 10/01/07 (a)                       4,500,000            4,230,000
        Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04                                2,000,000            2,070,000
        LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a) ( c )                        18,000,000            2,385,000
        Lyondell Senior Secured Notes, 9.625%, 5/01/07                                       5,000,000            4,762,500
        Lyondell Chemical Senior Secured Notes, 9.875%, 5/01/07                             15,000,000           14,287,500
        Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09                               10,000,000            9,375,000
        Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07 (a)                              15,500,000           13,020,000
        Sterling Chemical, Inc. Sen. Sub. Notes, 11.75%, 8/15/06                            12,500,000           10,500,000
        Sterling Chemical Sen. Sub. Notes Series A, 11.25%, 4/01/07                         30,025,000           24,320,250
        Sterling Chemical Sen. Sub. Notes Series 12.375%, 7/15/06                           14,340,000           14,806,050
        Sterling Chemical Holding Sen. Disc. Notes,  0/12%, 8/15/08 (b)                     18,980,000            6,215,950
                                                                                                       ---------------------
                                                                                                                144,357,250

Clothing-- .58%
----------------------------------------------------------------------------------------------------------------------------
        St. John Knits Senior Sub. Notes, 12.50%, 7/1/09                                    10,000,000            9,200,000

Conglomerate -- 1.92%
----------------------------------------------------------------------------------------------------------------------------
        Jordan Industries Sen. Sub. Disc. Notes, 0/11.75%, 4/01/09 (b)                      21,616,713           14,483,198
        Jordan Industries Senior Notes Series D, 10.375%, 8/01/07                            7,000,000            6,580,000
        Jordan Industries Senior Notes, 10.375%, 8/01/07                                    10,000,000            9,400,000
                                                                                                       ---------------------
                                                                                                                 30,463,198

Corporate Bonds--continued                                                                                      Market Value
Name of Issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
Electronics --.45%
----------------------------------------------------------------------------------------------------------------------------
        Knowles Electronics Senior Sub. Notes, 13.125%, 10/15/09                            $7,500,000           $7,125,000

Energy/Natural Resources --11.46%
----------------------------------------------------------------------------------------------------------------------------
        Forest Oil Senior Sub. Notes, 10.50%, 1/15/06                                        5,000,000            5,025,000
        Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03 (a)                                3,190,000            3,070,375
        Husky Oil Bonds, 8.9/11.1875%, 8/15/28                                              20,000,000           19,462,000
        Kelley Oil & Gas Senior Subordinated Notes, 10.375%, 10/15/06                        7,500,000            3,393,750
        Kelley Oil & Gas, Company Guaranteed, 14%, 4/15/03                                   9,928,000            9,828,720
        Key Energy Senior Sub. Notes, 14%, 1/15/09                                          15,000,000           16,200,000
        P & L Coal Senior Subordinated Notes, 9.625%, 5/15/08 (a)                           25,000,000           22,250,000
        Parker Drilling Co. Senior Sub. Notes, 9.75%, 11/15/06                              14,195,000           13,698,175
        R&B Falcon Senior Notes Series B, 6.75%, 4/15/05 (a)                                27,340,000           23,649,100
        R&B Falcon Corp. 9.5%, 12/15/08                                                      5,000,000            4,799,676
        R&B Falcon Corp Senior Notes, 12.25%, 3/15/06                                       10,000,000           10,775,000
        Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09                                 10,000,000            9,600,000
        Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08                               25,000,000           23,250,000
        Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08 (a)(b)                    22,500,000           13,500,000
        Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                                         4,000,000            3,200,000
                                                                                                       ---------------------
                                                                                                                181,701,796

Financial Services -- 2.66%
----------------------------------------------------------------------------------------------------------------------------
        Mercury Finance Senior Secured Notes, 10%, 3/23/01                                  20,000,000           19,400,000
        Mercury Finance Senior Notes, 10.736%, 3/23/01                                       4,000,000            3,900,000
        Metris Companies Inc. Senior Notes, 10.125%, 7/15/06                                11,000,000           10,505,000
        RBF Finance Company, 11%, 3/15/06                                                    6,000,000            6,195,000
        RBF Finance Company, 11.375%, 3/15/09                                                2,000,000            2,160,000
                                                                                                       ---------------------
                                                                                                                 42,160,000

Food & Beverage -- 6.14%
----------------------------------------------------------------------------------------------------------------------------
        Chiquita Brands Senior Notes, 10.25%, 11/01/06 (a)                                   8,000,000            6,200,000
        Chiquita Brands International Senior Notes, 10%, 6/15/09                            10,000,000            7,700,000
        Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a)                      20,395,000           10,248,488
        Mrs. Fields Original Cookies Senior Notes, 10.125%, 12/01/04                         3,500,000            2,835,000
        Specialty Foods Corp. Sen. Notes Series B, 11.125%, 10/01/02                        49,600,000           47,616,000
        Specialty Foods Corp. Sen. Notes Series C, 12.125%, 10/01/02                        23,040,000           22,809,600
                                                                                                       ---------------------
                                                                                                                 97,409,088

Corporate Bonds--continued                                                                                      Market Value
Name of Issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Food Processing -- 2.26%
----------------------------------------------------------------------------------------------------------------------------
        Boston Chicken Convertible Notes, 0%, 6/01/15                                      $18,500,000               $1,850
        Del Monte Foods Corp. Senior Disc. Nts. Ser. B, 0%, 12/15/07 (b)                    12,595,000            9,383,275
        Premium Standard Farms, Inc. Sen.Nts., 11%, 9/17/03                                 11,855,470           11,499,806
        SC International Service Senior Sub. Notes, 9.25%, 9/01/07 (a)                      16,600,000           15,023,000
                                                                                                       ---------------------
                                                                                                                 35,907,931

Food Service -- .54%
----------------------------------------------------------------------------------------------------------------------------
        B&G Foods Senior Sub. Notes, 9.625%, 8/01/07 (a)                                    10,000,000            8,600,000

Gaming -- 11.12%
----------------------------------------------------------------------------------------------------------------------------
        Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (a)                                    45,000,000           41,400,000
        Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%, 12/15/04 (c)                     5,000,000            2,800,000
        Players International, Inc. Senior Notes, 10.875%, 4/15/05                          15,000,000           15,525,000
        Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 (a)                       17,000,000           15,002,500
        Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06                           90,530,000           60,655,100
        Las Vegas Sands/Venetian Mortgage Notes, 12.25%, 11/15/04                           34,000,000           31,620,000
        Las Vegas Sands/Venetian Sen. Sub. Nts., 10/14.25%, 11/15/05 (b)                    12,500,000            9,437,500
                                                                                                       ---------------------
                                                                                                                176,440,100

Grocery Stores -- 4.78%
----------------------------------------------------------------------------------------------------------------------------
        Fleming Co., Inc. Medium Term Notes Series B, 8.74%, 9/19/02                        10,000,000            9,443,000
        Fleming Co., Inc. Medium Term Notes Series C, 6.04%, 7/19/00                         2,500,000            2,462,750
        Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04 (a)                            20,000,000           18,000,000
        Fleming Co., Inc. Senior Sub. Notes Ser B, 10.625%, 7/31/07 (a)                     18,000,000           15,750,000
        Pathmark Stores Senior Sub. Notes, 9.625%, 5/01/03                                  30,000,000           21,900,000
        Penn Traffic Senior Notes, 11%, 6/29/09 (b)                                         10,032,560            8,226,699
                                                                                                       ---------------------
                                                                                                                 75,782,449

Health Care Supplies -- .15%
----------------------------------------------------------------------------------------------------------------------------
        Global Health Sciences Company 11%, 5/1/08                                           5,000,000            2,425,000

Manufacturing/Service Industry -- 1.29%
----------------------------------------------------------------------------------------------------------------------------
        Axia, Inc. Senior Sub. Notes, 10.75%, 7/15/08                                       10,000,000            7,700,000
        Haynes International Senior Notes, 11.625%, 9/01/04                                 10,000,000            5,525,000
        Key Components LLC Senior Notes, 10.5%, 6/01/08                                      7,500,000            6,937,500
        Safelite Glass Corp. Sen. Sub. Notes Series B, 9.875%, 12/15/06                      7,000,000              140,000
        Safelite Glass Corp. Sen. Sub. Notes, 9.875%, 12/15/06                              10,000,000              200,000
                                                                                                       ---------------------
                                                                                                                 20,502,500

Corporate Bonds--continued                                                                                      Market Value
Name of Issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining -- 7.23%
----------------------------------------------------------------------------------------------------------------------------
        Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (c)                               $20,000,000           $2,800,000
        CF&I Acquisition Term Loan, 9.5%, 3/31/03                                            7,477,907            6,879,674
        Golden Northwest Aluminum 12%, 12/15/06                                             12,500,000           13,062,500
        Inland Steel Corp. First Mortgage Nts. Series R, 7.9%, 1/15/07                       6,500,000            5,517,200
        Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03                          46,230,000           42,762,750
        Kaiser Aluminum Chemical Corp Series B, 10.875%, 10/15/06                           13,432,500           12,825,000
        LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07                                      8,000,000            6,800,000
        LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09                                   7,500,000            7,275,000
        National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06                           3,000,000            2,688,900
        Ormet Corp. Senior Notes, 11%, 8/15/08 (a)                                          15,000,000           14,100,000
                                                                                                       ---------------------
                                                                                                                114,711,024

Miscellaneous Manufacturing -- 1.66%
----------------------------------------------------------------------------------------------------------------------------
        Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                    6,645,000            6,545,325
        Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06                                  7,000,000            6,825,000
        Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08                                 7,000,000            7,210,000
        LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09                                  6,000,000            5,715,000
                                                                                                       ---------------------
                                                                                                                 26,295,325

Office Equipment -- 1.23%
----------------------------------------------------------------------------------------------------------------------------
        Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05                                 19,845,000           19,448,100

Oil/Gas Exploration-- .91%
----------------------------------------------------------------------------------------------------------------------------
        Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (a)                           14,500,000           14,355,000

Paper/Forest Products -- 9.15%
----------------------------------------------------------------------------------------------------------------------------
        American Tissue Inc. Senior Secured Notes, 12.50%, 7/15/06                          16,000,000           15,760,000
        Crown Paper Senior Sub. Notes, 11%, 9/01/05 (c)                                     14,950,000            4,485,000
        Four M Corporation Senior Notes, Series B, 12%, 6/01/06                              1,500,000            1,488,750
        Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07                                19,000,000           17,575,000
        Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07                               15,000,000           13,725,000
        Gaylord Container Corp. Senior Sub. Notes, 9.875%, 2/15/08                          30,000,000           25,200,000
        Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03                               7,000,000            6,387,500
        Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03 (a)                         8,800,000            5,280,000
        Stone Container Corp. Senior Notes, 12.58%, 8/01/16 (a)                             43,100,000           45,686,000
        Stone Container Corp. Senior Notes, 11.5%, 8/15/06                                   9,000,000            9,495,000
        WTD Industries Senior Sub. Notes, 8%, 6/30/05                                          340,900               68,180
                                                                                                       ---------------------
                                                                                                                145,150,430

Corporate Bonds--continued                                                                                      Market Value
Name of Issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
Products and Manufacturing -- 1.82%
----------------------------------------------------------------------------------------------------------------------------
        Motors and Gears Senior Notes Series D, 10.75%, 11/15/06 (a)                       $23,110,000          $22,416,700
        Tokheim Senior Sub. Notes, 11.375%, 8/1/08                                           8,000,000            4,880,000
        Tokheim Junior 12%, 9/30/08 PIK                                                      8,441,317            1,565,020
                                                                                                       ---------------------
                                                                                                                 28,861,720

Publishing & Printing -- .16%
----------------------------------------------------------------------------------------------------------------------------
        American Pad & Paper Senior Sub. Notes, 13%, 11/15/05 (c)                           26,005,000            2,600,500

Real Estate -- 2.92%
----------------------------------------------------------------------------------------------------------------------------
        Jamboree LLC Class A Senior Secured Notes, 8.18%, 3/27/02                            4,938,725            4,839,951
        Jamboree LLC Class B Senior Sub. Notes, 8.93%, 3/27/02 PIK                           1,523,000            1,492,540
        Rockefeller Center Properties Conv. Deb., 0% 12/31/00                               47,000,000           39,950,000
                                                                                                       ---------------------
                                                                                                                 46,282,491

Recreation -- 1.75%
----------------------------------------------------------------------------------------------------------------------------
        Coast Hotels & Casino Company Gtd. Notes, 9.50%, 4/01/09                            17,000,000           15,640,000
        Outboard Marine Corp. Debentures, 9.125%, 4/15/17 (a)                                9,750,000            5,752,500
        Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08                                  8,000,000            6,320,000
                                                                                                       ---------------------
                                                                                                       ---------------------
                                                                                                                 27,712,500

Retail -- .81%
----------------------------------------------------------------------------------------------------------------------------
        Eye Care Centers Inc. Senior Notes, 9.125%, 10/01/03                                10,000,000            5,600,000
        Eye Care Centers Inc. Sub. Ntes. FRN, 6mth. Libor + .398%, 5/01/08                   5,000,000            2,875,000
        National Vision Senior Notes, 12.75%, 10/15/05                                      12,500,000            4,312,500
                                                                                                       ---------------------
                                                                                                                 12,787,500

Retail Food Chains -- 4.67%
----------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08 (a)                        58,768,700           41,872,699
        American Restaurant Group Senior Notes, 11.5%, 2/15/03 (a)                          15,500,000           10,230,000
        FRD Acquisition Senior Notes, 12.5%, 7/15/04 (a)                                    15,000,000            5,250,000
        Family Restaurants Senior Notes, 9.75%, 2/01/02                                     18,000,000            7,245,000
        Planet Hollywood Senior Sub. Notes, 12%, 4/01/05 (c)                                12,500,000            3,625,000
        Romacorp, Inc. Senior Notes, 12%, 7/01/06 (a)                                        7,500,000            5,850,000
                                                                                                       ---------------------
                                                                                                                 74,072,699

Transportation -- 1.06%
----------------------------------------------------------------------------------------------------------------------------
        Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09                                     17,000,000           16,745,000

Miscellaneous -- .99%
----------------------------------------------------------------------------------------------------------------------------
        Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05                               1,951,000            1,911,980
        Mosler, Inc. Senior Notes, 11%, 4/15/03                                             10,340,000            6,927,800
        Precise Technology Sen. Sub. Notes, 11.125%, 6/15/07                                 7,500,000            6,900,000
                                                                                                       ---------------------
                                                                                                                 15,739,780

        Total Corporate Bonds-- 88.78% (cost--$1,740,258,856)                                                  1,408,072,256
                                                                                                       ---------------------



Foreign Bonds--                                                                                                Market Value
Name of issuer                                                                          Principal                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds -- 7.00%
----------------------------------------------------------------------------------------------------------------------------
        Brazil C Bond Debentures, 8%, 4/15/14                                              $11,952,842           $9,099,075
        Argentina Global Bonds, 9.75%, 9/19/27                                              32,751,000           28,309,309
        Republic of Brazil Discount Ser Z-L, FRN, Libor +.8125%, 4/15/24                    26,366,000           28,574,153
        Republic of Brazil Discount 11.625%, 4/15/04                                        35,000,000           35,240,800
        Euro Stabilization Advances, 0%, 12/15/26 (d)                                          132,670               52,909
        Eurotunnel Reset Facility 7.03%, 12/31/50                                            4,000,000            2,621,489
        Venezuela Par, 6.75%, 3/31/20                                                       10,000,000            7,131,300
                                                                                                       ---------------------
        Total Foreign Bonds-- (cost--$107,720,550)                                                               111,029,035
                                                                                                       ---------------------

                                                                                        Number of              Market Value
Stocks--                                                                                  Shares                    (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Common Stock -- 9.18%
----------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group (d)                                                       1,217,762            1,826,643
        Chubb Corp. (a)                                                                        500,000           33,781,250
        Darling International, Inc. (d)                                                        745,530            1,211,486
        Gaylord Container Corp. (d)                                                          1,243,799            7,929,219
        Grand Union Co. (d)                                                                    932,146            2,738,179
        Homefed Corp. (d)                                                                      192,222              123,022
        International Airline Support Group (d)                                                224,540              870,093
        Jamboree Office REIT (d)                                                                50,307            3,521,490
        JPS Capital (d)                                                                      1,038,823            3,635,880
        J P Morgan & Co.                                                                       100,000           13,175,000
        Little Switzerland, Inc. (d)                                                           273,659              287,068
        MAXXAM, Inc. (d)                                                                       200,000            5,700,000
        NL Industries                                                                        1,000,000           13,687,500
        Nualt Enterprises (d)                                                                   10,752                  108
        Ontario Limited (d)                                                                      1,773                    6
        Penn Traffic Common (d)                                                              1,906,164           13,104,877
        Smurfit-Stone Container                                                                257,142            4,355,343
        Specialty Equipment Co. (d)                                                            257,700            5,347,275
        Trilanco 2 Limited (d)                                                                      99                    1
        Trilanco 3 Limited (d)                                                                      99                    1
        US Leather, Inc. (d)                                                                 1,007,308              100,730
        Walter Industries Inc                                                                  500,000            3,875,000
        WestPoint Stevens, Inc. (a)                                                          1,600,000           30,400,000
                                                                                                       ---------------------
        Total Common Stocks--  (cost--$199,728,604)                                                              145,670,171
                                                                                                       ---------------------

----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.18%
----------------------------------------------------------------------------------------------------------------------------
        American Restaurant Group, PIK 12.00%                                                    4,405              881,000
        R&B Falcon Corp., PIK 13.875% 5/01/09                                                        16,057           17,823,270
                                                                                                       ---------------------
        Total Preferred Stocks-- (cost--$19,238,798)                                                              18,704,270
                                                                                                       ---------------------



Warrants                                                                                Number of              Market Value
Name of Issuer                                                                      Shares or Units                 (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Warrants  -- .31% (d)
----------------------------------------------------------------------------------------------------------------------------
        Bradlees Warrants                                                                      $67,384             $101,750
        Homeland Holding Corp. Warrants                                                          6,687                   67
        Key Energy Service Warrants                                                             15,000            1,350,000
        Marvel Warrants Class A                                                                 12,956                  388
        Marvel Warrants Class C                                                                 21,941                  219
        R&B Falcon Corp. Warrants                                                                7,000            2,450,000
        Venezuela Oil Linked Payment Obligation Warrants                                        50,000                   50
        Wherehouse Entertainment A Warrants                                                     81,164              885,499
        Wherehouse Entertainment B Warrants                                                     14,091               94,551
        Wherehouse Entertainment C Warrants                                                     14,091               80,601
                                                                                                       ---------------------
        Total Warrants-- (cost--$15,855,817)                                                                       4,963,125
                                                                                                       ---------------------

        Total Investments-- 106.45%  (cost--$2,082,802,625)                                                   $1,688,438,857
                                                                                                       =====================


----------------------------------------------------------------------------------------------------------------------------
(a)     Pledged to collateralize short-term borrowings (See Note F)
(b)     Represents  a zero  coupon  bond  that  converts  to a  fixed  rate at a designated  future date.  The date shown on the schedule of  investments represents  the maturity date of the security and not the date of coupon conversion.

(c)     Non-income producing security due to default or bankruptcy filing
(d)     Non-income producing security
PIK     Payment in Kind

GBP     Principal denoted in British Pounds Sterling

Federal Tax Information:
At March 31, 2000,  the aggregate  cost of investment  securities for income tax purposes was $2,082,802,625. Net unrealized depreciation aggregated $394,454,694
of  which  $63,911,179   related  to  appreciated   investment   securities  and
$458,365,873  related to depreciated  investment  securities.  The Form 1099 you receive in January  2001 will show the tax status of all  distributions  paid to your account in calendar 2000.

        The accompanying notes are an integral part of the financial statements.


Statement of Assets
and Liabilities(unaudited)

-------------------------------------------------------------------------------------------------------------------------
Six Months Ended March 31, 2000

-------------------------------------------------------------------------------------------------------------------------

Assets

-------------------------------------------------------------------------------------------------------------------------
Investments--at market value (cost $2,082,802,625)--Note B                                                $1,688,438,857
Interest receivable                                                                                           53,511,523
Receivable for securities sold                                                                                 6,657,498
Receivable for shares of beneficial interest sold                                                              4,306,472
Receivable for dividends                                                                                         465,000
                                                                                                  -----------------------
                     Total Assets                                                                          1,753,379,350

Liabilities

-------------------------------------------------------------------------------------------------------------------------
Notes payable--Note F                                                                                         158,970,054
Payable for shares of beneficial interest repurchased                                                          3,989,968
Trustee fees payable--Note C                                                                                    1,984,311
Accrued expenses                                                                                               2,283,729
                                                                                                  -----------------------
                     Total Liabilities                                                                       167,228,062

Net Assets                                                                                                $1,586,151,288
                                                                                                  =======================
Net Assets Consist of (Note B):

Capital, at a $1.00 par value                                                                                169,280,346
Paid in surplus                                                                                            1,793,220,038
Undistributed net investment income                                                                            3,835,854
Accumulated net realized gain on investments                                                                  14,178,494
Net unrealized depreciation of investments                                                                  (394,363,444)
                                                                                                  -----------------------
                                                                                                  -----------------------
Net Assets, for 169,280,346 shares outstanding                                                            $1,586,151,288
                                                                                                  =======================
Net Asset Value, offering price and redemption
 price per share ($1,586,151,288/169,280,346 shares)                                                               $9.37
                                                                                                  =======================

The accompanying notes are an integral part of the financial statements.


Statement of Operations
(unaudited)


--------------------------------------------------------------------------------------------------------------------
Six Months Ended March 31, 2000
(unaudited)
--------------------------------------------------------------------------------------------------------------------

Investment Income

--------------------------------------------------------------------------------------------------------------------
Interest                                                                                  $106,529,030
Dividends                                                                                    1,562,821
Other Income                                                                                   180,575
                                                                                   --------------------
                     Total Income                                                          108,272,426

Expenses

--------------------------------------------------------------------------------------------------------------------
Interest--Note F                                                                            $5,603,949
Trustee fees--Note C                                                                         4,214,438
Administrative expenses and salaries                                                           687,372
Legal fees                                                                                     163,178
Printing, postage and stationary                                                               136,820
Computer and related expenses                                                                   83,714
Auditing fees                                                                                   46,357
Telephone                                                                                       39,283
Other expenses                                                                                  36,061
Custodian fees                                                                                  33,947
Insurance                                                                                       27,508
                                                                                   --------------------
                                                                                   --------------------
                     Total Expenses                                                         11,072,627
                                                                                   --------------------

Net Investment Income                                                                       97,199,799
                                                                                   --------------------

Realized and Unrealized Gain on Investments--Note B:

Net realized loss from investment transactions                                              14,689,628
Change in unrealized appreciation/depreciation of investments
and assets and liabilities in foreign currencies                                          (129,073,861)
                                                                                   --------------------
Net Decrease in Net Assets Resulting from Operations                                      ($17,184,434)
                                                                                   ====================



The accompanying notes are part of the financial statements.


Statement of Changes

in Net Assets(unaudited)                                                               Six Months          Year Ended
                                                                                     Ended March 31,      September 30,
Six Months Ended March 31, 2000                                                           2000                2000
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:

              Net investment income                                                        $97,199,799        $226,030,423
              Net realized gain/(loss) from investment transactions                         14,689,628            (263,513)
              Change in unrealized appreciation of investments                            (129,073,861)        (49,026,555)
                                                                                   ----------------------------------------
                          Net Increase (Decrease) in Net Assets Resulting

                          from Operations                                                  (17,184,434)        176,740,355
                                                                                   ----------------------------------------

Distributions to Shareholders from Net Investment Income                                  (117,345,742)       (211,784,335)
($.62 and $.98 per share, respectively)

Distributions to Shareholders from Net Realized Gains                                            -             (36,970,219)
                                                                                   ----------------------------------------
($.18 per share)
              Total Distributions                                                         (117,345,742)       (248,754,554)
                                                                                   ----------------------------------------

From Net Trust Share Transactions--Note D                                                  (338,425,955)         84,466,005
                                                                                   ----------------------------------------
              Total Increase (Decrease) in Net Assets

Net Assets:

Beginning of Period                                                                      2,059,107,419       2,046,655,613
                                                                                   ----------------------------------------

End of Period (including undistributed net investment
income of $4,079,669 and 23,981,797 respectively)                                       $1,586,151,288      $2,059,107,419
                                                                                   ========================================

The accompanying notes are an integral part of the financial statements.


                         Six Months

                           Ended              Year Ended September 30,
Per Share Data         March 31, 2000      1999       1998       1997      1996       1995      1994      1993     1992      1991

Net Asset Value:
Beginning of

Period                     $10.08         $10.42     $11.79     $10.90     $10.33    $10.02     $9.94    $9.50     $8.83     $8.81

Income From Investment
Operations:

Net investment income        0.52           1.05       1.01       0.98       0.98      0.98      0.98     1.04      1.15      1.32
Net realized and
unrealized gain/(loss)
on investment               -0.61          -0.23      -1.42       0.91       0.58      0.29      0.09     0.42      0.67      0.04


Total from

investment operations       -0.09           0.82      -0.41       1.89       1.56      1.27      1.07     1.46      1.82      1.36

Less Distributions:
   Net investment
   income                   -0.62          -0.98      -0.96      -1.00      -0.99     -0.96     -0.99    -1.02     -1.15     -1.34
Capital Gain                  -            -0.18        -          -          -         -         -         -        -          -
Net Asset Value:
End of Period                9.37         $10.08     $10.42     $11.79     $10.90    $10.33    $10.02    $9.94     $9.50     $8.83
Total Return                -0.96%          7.99%     -4.13%     18.16%     15.98%    13.44%    10.96%   16.25%    21.85%    17.63%


Ratios & Supplemental Data

Net assets end of
  period (in
   millions)               $1,586.2      $2,059.1   $2,046.7   $2,074.2   $1,200.5    $797.6   $582.1    $475.0    $452.8    $310.7

Ratio of operating

  expenses to
  average

  net assets                 0.60%*        0.61%      0.61%      0.64%      0.66%     0.67%     0.70%     0.73%     0.79%     0.88%

Ratio of interest
  expense to average
  net assets                 0.61%*        0.12%      0.09%      0.01%      0.03%     0.35%     0.36%     0.48%     0.65%     1.01%

Ratio of net investment
  income to average
  net assets                10.60%*        9.99%      8.73%      8.65%      9.41%     9.77%     9.37%    10.53%    12.36%    15.38%

Portfolio turnover

  rate                       3.64%*       27.00%     63.80%     33.44%     32.01%    40.58%    73.36%    75.72%    59.41%    33.77%

*Annualized


Note A-Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Significant  accounting  policies  of the Trust  are as  follows:  Valuation  of
Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.

Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.

State Income  Taxes:  Because the Trust has been  organized by an Agreement  and
Declaration  of  Trust  executed   under  the  laws  of  the   Commonwealth   of
Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation

Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.

Note D-Shares of Beneficial Interest

At March 31, 2000, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:


                                    Six Months Ended                          Year Ended
                                     March 31,2000                         September 30,1999
                               ----------------------------          -----------------------------
                               Shares                Amount            Shares              Amount
Shares Sold                   35,883,216          $313,819,452      133,711,418       $1,399,494,794
Shares issued to shareholders
in reinvestment of distributions
from net investment income     8,265,687            70,778,869       16,505,806          170,971,668
                             ------------         -------------     ------------      --------------
                              44,148,903           384,298,321      150,217,224        1,570,466,462
Shares repurchased           (79,177,977)         (687,995,202)    (142,431,298)      (1,486,000,457)
Net Increase (Decrease)      (35,029,074)        ($303,396,881)       7,785,926          $84,466,005

Note E-Purchases and Sales of Investments

Purchases and sales of securities, other than short-term and government securities, aggregated $55,398,561 and $452,483,253 respectively, for the period ended March 31, 2000.

Note F-Short-term Borrowings

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2000 the Trust has unused lines of credit amounting to $61,029,946 and used lines of credit amounting to $158,970,054. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the six months ended March 31, 2000:

        Maximum amount outstanding at any month end $216,453,918  Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) $182,721,832 Average annualized interest rate 6.15%          Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $506,653,700 and $446,705,736, respectively, have been pledged to collateralize short-term borrowings.